WARRANTY LIABILITIES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Guarantees and Product Warranties [Abstract]
Provision (reversal) for warranties, net	$ 1,499	$ 9,426	$ (45,993)	$ 40,724
Warranty claim costs		332	458	39,793
Warranty liability current and non current	38,332	92,378	36,833	83,284	$ 82,353
Warranty liability current	31,493	75,281	30,023	69,010
Warranty liability non current	6,839	17,097	6,810	14,274
Net reversal of warranty expense	$ (1,499)	$ (9,426)	$ 45,993	(40,724)
Product warranty, description			For products sold in Europe, which are subject to a two-year warranty period, the Company’s estimate incorporates expected claims over the remaining coverage period through 2027.
Warranty expense				$ 40,724